Average Annual Total Returns - Allspring Managed Account CoreBuilder Shares Series EM - CoreBuilder Shares - Series EM		12 Months Ended	38 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	15.92%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%
Series EM
Prospectus [Line Items]
Average Annual Return, Percent		20.81%	11.95%
Performance Inception Date	Nov. 16, 2022
Series EM | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.21%	10.41%
Performance Inception Date	Nov. 16, 2022
Series EM | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	9.02%
Performance Inception Date	Nov. 16, 2022